CONSOLIDATED INTERIM STATEMENTS OF EQUITY (DEFICIT) (UNAUDITED) - USD ($) shares in Millions, $ in Millions	Total	Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Deficit	Accumulated Other Comprehensive (Loss)/Income
Beginning balance (in shares) at Dec. 31, 2021		246	64
Beginning balance at Dec. 31, 2021	$ (468)	$ 0	$ 0	$ 1,326	$ (1,790)	$ (4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	88				88
Share repurchases	(2)			(1)	(1)
Other comprehensive loss, net of tax	23					23
Stock-based compensation	2			2
Ending balance (in shares) at Mar. 31, 2022		246	64
Ending balance at Mar. 31, 2022	(357)	$ 0	$ 0	1,327	(1,703)	19
Beginning balance (in shares) at Dec. 31, 2022		246	64
Beginning balance at Dec. 31, 2022	(116)	$ 0	$ 0	1,333	(1,485)	36
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	81				81
Other comprehensive loss, net of tax	(6)					(6)
Dividends declared	(42)				(42)
Stock-based compensation	3			3
Ending balance (in shares) at Mar. 31, 2023		246	64
Ending balance at Mar. 31, 2023	$ (80)	$ 0	$ 0	$ 1,336	$ (1,446)	$ 30